FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis Insurance Ltd. - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
Available-for-sale securities
Total Securities Cost	$ 54,940	$ 54,039
Unrealized Gain (Loss)	4,237	1,603
Total Fair Value	59,177	55,642
Fixed Income
Available-for-sale securities
Debt Securities Cost	25,514	21,399
Debt Securities Unrealized Gain/(Loss)	(1,426)	(2,113)
Debt Securities Fair Value	24,088	19,286
Treasury securities
Available-for-sale securities
Debt Securities Cost	344	343
Debt Securities Fair Value	344	343
Equity
Available-for-sale securities
Equity Securities Cost	13,523	15,762
Equity Securities Unrealized Gain/(Loss)	2,888	1,575
Equity Securities Fair Value	16,411	17,337
Mutual Fund
Available-for-sale securities
Debt Securities Cost	12,348	13,430
Debt Securities Unrealized Gain/(Loss)	1,934	1,144
Debt Securities Fair Value	14,282	14,574
Alternative Investments
Available-for-sale securities
Debt Securities Cost	3,211	3,105
Debt Securities Unrealized Gain/(Loss)	841	997
Debt Securities Fair Value	$ 4,052	$ 4,102